Income taxes - Narrative (Details) $ in Millions	Dec. 31, 2018 USD ($)
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Domestic operating loss carryforwards	$ 37.8
Foreign Tax Authority
Tax Credit Carryforward [Line Items]
Foreign operating loss carryforwards	14.0
Foreign Tax Authority | Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Foreign research and development tax credit carryforwards	$ 2.6